Cheswold Lane International High Dividend Fund (Prospectus Summary) | Cheswold Lane International High Dividend Fund
CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
INVESTMENT OBJECTIVE
The Cheswold Lane International High Dividend Fund (the "Fund") seeks long-term growth of capital and income.
FUND FEE AND EXPENSES
These tables describe the fees and expense that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cheswold Lane International High Dividend Fund Institutional
Maximum sales charge (load) imposed on purchases	none
Maximum contingent deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of redemption proceeds)	2.00%
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cheswold Lane International High Dividend Fund Institutional
Management fees		0.90%
Distribution (12b-1) fees		none
Other expenses		0.67%
Total annual fund operating expenses		1.57%
Less waiver and/or expense reimbursement	[1]	(0.42%)
Total annual fund operating expenses after waivers and expense reimbursements		1.15%
[1]	Cheswold Lane Asset Management LLC (the "Advisor") has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2013 in order to keep the Fund's net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions and other extraordinary expenses) from exceeding 1.15% of its average daily net assets.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of those periods. The example also assumes that your investment has an annual 5% return over the time shown and operating expenses remain the same
(giving effect to the expense reimbursement only in Year 1). Although your actual expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:
Expense Example (USD $)	Cheswold Lane International High Dividend Fund Institutional
1 year	117
3 years	455
5 years	815
10 years	1,832

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.2%.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes (the "80% policy"), in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund invests in a diversified portfolio of medium-to-large, well-established companies based on the standards of the applicable country's stock market. The
Fund generally invests in companies with market capitalizations in excess of
U.S. $1.5 billion. The Adviser follows a value style of investing.
PRIMARY RISKS
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money that you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the stocks in the Fund's portfolio. The Fund's performance could be hurt by:

Stock Market and Foreign Investment Risk, which is the chance that stock prices overall, will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Because the Fund invests in foreign stocks, it is affected by risks not typically associated with U.S. stocks.

These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets.

Investment Style Risk, which is the chance that foreign large and mid capitalization value stocks, especially dividend paying stocks, trail the returns of the overall stock market. The Fund's investments in mid capitalization companies may also increase the volatility of its portfolio because such companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies.

Currency Risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Manager Risk, which is the chance that poor security selection or focus on securities in a particular sector, country, region, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
PERFORMANCE INFORMATION
The return information provided in the bar chart and tables below provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with returns of a broad measure of market performance. The Fund commenced operations on June 29, 2006. Please keep in mind that the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. To obtain the
Fund's most current performance information, please call 1-800-771-4701.

The MSCI EAFE® Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
Calendar Year Returns as of December 31

Best and Worst Quarterly Performance (during the period shown above) Best Worst Quarter Quarter Return Return 31.63% -21.85% (2nd quarter, 2009) (4th quarter, 2008)
The after-tax returns of the Fund shown in the following table are intended to show the impact of assumed federal income taxes on an investment in the Fund.
The after tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. In certain cases, the "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your
Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA") because such accounts are generally subject to taxes only upon withdrawal or other receipt of assets from said accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Cheswold Lane International High Dividend Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Institutional	Cheswold Lane International High Dividend Fund Return Before Taxes	(9.27%)	(5.44%)	(1.95%)
Institutional After Taxes on Distributions	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions	(9.25%)	(5.57%)	(2.11%)
Institutional After Taxes on Distributions and Sales	Cheswold Lane International High Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares	(5.48%)	(4.22%)	(1.34%)
MSCI EAFE® Index	MSCI EAFE® Index (does not reflect fees, expenses, or taxes)	(12.14%)	(4.72%)	(1.25%)